Transactions and Balances with Related Parties	12 Months Ended
Dec. 31, 2023
Transactions and Balances with Related Parties [Abstract]
Transactions and balances with related parties
20.	Transactions and balances with related parties

a.	Transactions with related parties, carried out in the ordinary course of business, were as follows:

	2023	2022	2021

Holding company
Interest income	79,473	55,848	34,447

Management staff
Administrative services expenditures	133,970	275,063	113,018

Other related parties
Sales	631,770	392,531	391,664
Purchases	220,884	253,931	40,081
Direct short-term benefits (*)	113,773	120,151	78,321

(*)	Correspond to the salaries, allowances and bonuses paid to the executives of Simec.

b.	Balances receivable from and payable to related parties are as follows:

	December 31,
	2023	2022
Short-term
Accounts receivable:
Industrias CH, S.A.B. de C.V.	$62,055	$62,055
Cía. Laminadora Vista Hermosa, S.A. de C.V.	628	974
Operadora Compañía Mexicana de Tubos, S.A. de C.V.	719	824
Compañía Manufacturera de Tubos, S.A. de C.V.	4	2,799
Cía. Tubos y Perfiles Monterrey, S.A. de C.V.	3,318	3,371
Operadora Perfiles Sigosa, S.A. de C.V.	4,108	3,999
Operadora Construalco, S.A. de C.V.	518	606
Aceros y Laminados Sigosa, S.A. de C.V.	1,638	16,473
Arrendadora Norte de Matamoros, S.A. de C.V.	1,294	1,294
Comercializadora Sigosa, S.A. de C.V.	2,080	0
Joist del Golfo, S.A. de C.V.	2,582	2,582
Holding Protel, S.A. de C.V.	30	304
Aceros CH, S.A. de C.V.	172	130
Sigosa Aceros, S.A. de C.V.	0	14
Siderúrgicos del Golfo, S.A. de C.V.	332	832
Perfiles Comerciales Sigosa, S.A. de C.V.	4,125	4,125
Pytsa Industrial de México. S.A. de C.V.	438	438
Ferrovisa, S.A. de C.V.	19,225	0
Acertam, S.A. de C.V.	785	785
Servicios Estructurales, S.A. de C.V.	3,241	3,047
Industrial Mexicana de Herramientas, S.A. de C.V.	739	0
Others	152	151
	$108,183	$104,803

	December 31,
	2023	2022
Long-term
Accounts receivable:
Industrias CH, S.A.B. de C.V.	$648,281	$648,281
	$648,281	$648,281
Loans to related parties:
Industrias CH, S.A.B de C.V.	$1,044,318	$959,153
Perfiles Comerciales Sigosa, S.A. de C.V.	125,612	145,910
	$1,169,930	$1,105,063
Total, long-term	$1,818,211	$1,753,344

The account receivable with Industrias CH, S.A.B. de C.V. corresponds mainly to ISR balances to be recovered, due to the fact that some companies consolidated ISR for tax purposes until 2013 with this company.

Loans:

As of December 31, 2022, including the loan in USD converted to pesos, they were as follows, $707,851 plus interest of $217,357, plus IVA of $33,945, resulting in a total of $959,153. As of December 31, 2023, the balance increased due to interest plus VAT corresponding to fiscal year 2023.

As of December 31, 2023 and 2022, there is a balance pending collection derived from loan interest with Perfiles Comerciales Sigosa, S.A. of C.V. for $125,612 and $145,910 respectively, equivalent in dollars to (USD $7,536,068). As of December 31, 2023, the balance decreased due to a payment that was made during the year.

	December 31,
	2023	2022
Accounts payable:

Aceros y Laminados Sigosa, S.A. de C.V.	$4,143,	$24,455
Industrias CH, S.A.B. de C.V.	214,671	245,388
Perfiles Comeciales Sigosa, S.A. de C.V.	3,802	3,802
Holding Protel, S.A. de C.V.	399	251
Compañia Laminadora Vista Hermosa, S.A. de C.V.	520	518
Operadora Perfiles Sigosa, S.A. de C.V.	2,800	2,800
Operadora Pytsa Industrial, S.A. de C.V.	7,933	8,353
Compañía Industrial Mexicana, S.A. de C.V.	570	0
Compañia Manufacturera de Tubos, S.A. de C.V.	13,345	9,837
Operadora Compañia Mexicana de Tubos, S.A. de C.V.	6,924	7,583
Sigosa Aceros, S.A. de C.V.	0	7
Cía. Mexicana de Perfiles y Tubos, S.A. de C.V.	595	595
Industrias Procarsa, S.A. de C.V.	139	139
Ferrovisa, S.A. de C.V.	577	7,069
Other	123	195
	$256,541	$310,992

These balances correspond to accounts payable for services and/or purchases of finished products specific to your activity.

Loans from related parties:
Operadora de Perfiles Sigosa, S.A. de C.V.	$2,498,714	$2,381,464
	$2,498,714	$2,381,464
	$2,755,255	$2,692,456

This balance corresponds to a current account loan granted by Operadora de Perfiles Sigosa, S.A. de C.V. (Sigosa), to be invested in Treasury Bonds; the interest derived from said investment upon expiration thereof, will be delivered to Sigosa.